Income Taxes - Components of Deferred Income Tax (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss (NOL) carryforwards	$ 168	$ 159
Lease liabilities	251	0
Asset retirement obligation	74	67
Other	106	151
Total deferred tax assets	599	377
Less valuation allowance	(152)	(135)
Net deferred tax assets	447	242
Deferred tax liabilities
Property, plant and equipment	481	458
Licenses/intangibles	261	237
Partnership investments	132	134
Lease assets	226	0
Other	22	53
Total deferred tax liabilities	1,122	882
Net deferred income tax liability	$ 675	$ 640